Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Current	(4,396)	(6,824)	(2,361)
Deferred	904	(653)	(852)
Income tax expense	(3,492)	(7,477)	(3,213)

Reconciliations of Tax Charge	Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $
Net income before income tax expenses	100,804	172,081	30,088
Net income not subject to taxes	(135,010)	(167,667)	(68,675)
Net (loss) income subject to taxes	(34,206)	4,414	(38,587)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	8,888	(1,821)	6,833
Adjustments to valuation allowance and uncertain tax positions	(5,569)	(6,767)	(14,733)
Permanent and currency differences	(7,186)	4,592	3,257
Change in tax rates	375	(3,481)	1,430
Tax expense related to the current year	(3,492)	(7,477)	(3,213)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Partnership’s deferred tax assets were as follows:

	December 31, 2020 $	December 31, 2019 $
Derivative instruments	3,650	2,859
Taxation loss carryforwards and disallowed finance costs	58,310	47,610
Vessels and equipment	(1,256)	(4,197)
Other items	(2,636)	9,494
	58,068	55,766
Valuation allowance	(54,005)	(54,707)
Net deferred tax assets	4,063	1,059

	December 31, 2020 $	December 31, 2019 $
Deferred income tax assets included in other assets	5,386	2,826
Deferred income tax liabilities included in other long-term liabilities	(1,323)	(1,767)
Net deferred tax assets	4,063	1,059